As filed with the Securities and Exchange Commission on November 26, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  December 31, 2014

Date of reporting period:  September 30, 2014

Item 1. Schedules of Investments.

Capital Advisors Growth Fund
Schedule of Investments
at September 30, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 86.54%

	Air Delivery & Freight Services - 2.20%
5,200	FedEx Corp.	$839,540

	Asset Management - 2.48%
2,890	BlackRock, Inc.	948,845

	Auto Manufacturers - Major - 2.42%
29,000	General Motors Co.	926,260

	Beverages - Soft Drinks - 3.52%
31,500	The Coca-Cola Company	1,343,790

	Biotechnology - 5.06%
8,000	Amgen, Inc.	1,123,680
7,600	Gilead Sciences, Inc.*	809,020
		1,932,700

	Business Services - 4.17%
640	The Priceline Group, Inc.*	741,491
3,990	Visa, Inc. - Class A	851,346
		1,592,837

	Catalog & Mail Order Houses - 2.49%
2,950	Amazon.com, Inc.*	951,198

	Conglomerates - 3.17%
47,200	General Electric Co.	1,209,264

	Credit Services - 3.03%
14,200	Capital One Financial Corp.	1,159,004

	Discount, Variety Stores - 2.43%
7,400	Costco Wholesale Corp.	927,368

	Diversified Machinery - 1.31%
12,300	Generac Holdings, Inc.*	498,642

	Drug Manufacturers - 2.06%
7,400	Johnson & Johnson	788,766

	Electric Utilities - 2.58%
45,500	Calpine Corp.*	987,350

	Grocery Stores - 2.49%
25,000	Whole Foods Market, Inc.	952,750

	Health Care Plans - 2.55%
13,800	Express Scripts Holding Co.*	974,694

	Industrial Electrical Equipment - 2.51%
15,130	Eaton Corp. PLC	958,788

	Internet Information Providers - 3.33%
1,090	Google, Inc. - Class A*	641,367
1,090	Google, Inc. - Class C*	629,322
		1,270,689

	Medical Appliances & Equipment - 2.58%
23,700	Abbott Laboratories	985,683

	Money Center Banks - 3.86%
28,400	Wells Fargo & Co.	1,473,108

	Oil & Gas Equipment & Services - 2.49%
12,500	National Oilwell Varco, Inc.	951,250

	Personal Computers - 3.01%
11,430	Apple, Inc.	1,151,573

	Personal Products - 5.22%
8,400	Procter & Gamble Co.	703,416
30,800	Unilever PLC - ADR	1,290,520
		1,993,936

	Processed & Packaged Goods - 3.02%
12,400	PepsiCo, Inc.	1,154,316

	Railroads - 2.66%
31,700	CSX Corp.	1,016,302

	Real Estate Development - 5.51%
46,800	Brookfield Asset Manangement, Inc. - Class A#	2,104,128

	Restaurants - 2.26%
9,100	McDonald's Corp.	862,771

	Semiconductor - Integrated Circuits - 2.74%
14,000	Qualcomm, Inc.	1,046,780

	Specialty Retail, Other - 2.00%
8,600	Alibaba Group Holding Ltd. - ADR*	764,110

	Telecommunication Services/Domestic - 3.39%
36,700	AT&T, Inc.	1,293,308

	Total Common Stocks (Cost $24,833,996)	33,059,750

	SHORT-TERM INVESTMENTS - 11.18%
4,272,196	Fidelity Institutional Money Market Government Portfolio, Class I, 0.01%† (Cost $4,272,196)	4,272,196
	Total Investments in Securities (Cost $29,106,192) - 97.72%	37,331,946
	Other Assets in Excess of Liabilities - 2.28%	871,743
	Net Assets - 100.00%	$38,203,689

	* Non-income producing security.
	# U.S. traded security of a foreign issuer.
	† Rate shown is the 7-day annualized yield as of September 30, 2014.
	ADR - American Depository Receipt

C Tactical Dynamic Fund
Schedule of Investments
at September 30, 2014 (Unaudited)

Shares		Value
	EXCHANGE-TRADED FUNDS - 98.73%

	Developed Markets - 7.83%
18,893	iShares MSCI Australia ETF	$452,298
12,020	iShares MSCI Hong Kong ETF	244,367
80,210	iShares MSCI Japan ETF	944,072
7,426	iShares MSCI Spain Capped ETF	288,871
		1,929,608

	Emerging Markets - 12.83%
21,483	iShares China Large-Cap ETF	822,369
7,239	iShares MSCI All Peru Capped ETF	247,936
15,453	iShares MSCI India ETF	469,153
9,346	iShares MSCI Indonesia ETF	254,398
4,186	iShares MSCI Mexico Capped ETF	287,704
18,400	iShares MSCI Singapore ETF	245,456
36,409	iShares MSCI Taiwan ETF	555,965
3,310	iShares MSCI Thailand Capped ETF	277,477
		3,160,458

	Treasuries/Investment Grade Bonds - 52.96%
37,951	iShares 1-3 Year Treasury Bond ETF	3,207,239
121,986	Schwab Short-Term U.S. Treasury ETF	6,168,832
60,339	Vanguard Short-Term Government Bond ETF	3,675,249
		13,051,320

	U.S. Equity Sectors - 25.11%
13,844	Consumer Staples Select Sector SPDR Fund	624,503
6,603	Energy Select Sector SPDR Fund	598,364
4,977	iShares U.S. Consumer Services ETF	619,686
7,515	iShares U.S. Financials ETF	629,156
4,630	iShares U.S. Healthcare ETF	622,041
6,042	iShares U.S. Industrials ETF	610,967
6,107	iShares U.S. Technology ETF	615,341
20,579	iShares U.S. Telecommunications ETF	616,341
5,793	iShares U.S. Utilities ETF	609,597
12,939	Materials Select Sector SPDR Trust	641,645
		6,187,641

	Total Exchange-Traded Funds (Cost $22,842,829)	24,329,027

	SHORT-TERM INVESTMENTS - 3.59%
883,206	Fidelity Institutional Money Market Government Portfolio, Class I, 0.01%† (Cost $883,206)	883,206
	Total Investments in Securities (Cost $23,726,035) - 102.32%	25,212,233
	Liabilities in Excess of Other Assets - (2.32)%	(571,121)
	Net Assets - 100.00%	$24,641,112

	† Rate shown is the 7-day annualized yield as of September 30, 2014.
	ETF - Exchange-Traded Fund

Capital Advisors Growth Fund
C Tactical Dynamic Fund
Notes to Schedule of Investments
September 30, 2014 (Unaudited)

Note 1 – Securities Valuation

The Capital Advisors Growth Fund’s and the C Tactical Dynamic Fund’s (the “Funds”) investments in securities are carried at their fair value. Equity securities, including common stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of September 30, 2014:

Capital Advisors Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$951,250	$-	$-	$951,250
Conglomerates	1,209,264	-	-	1,209,264
Consumer Goods	5,418,302	-	-	5,418,302
Financial	5,685,085	-	-	5,685,085
Healthcare	4,681,843	-	-	4,681,843
Industrial Goods	1,457,430	-	-	1,457,430
Services	7,906,876	-	-	7,906,876
Technology	4,762,350	-	-	4,762,350
Utilities	987,350	-	-	987,350
Total Common Stocks	33,059,750	-	-	33,059,750
Short-Term Investments	4,272,196	-	-	4,272,196
Total Investments in Securities	$37,331,946	$-	$-	$37,331,946

C Tactical Dynamic Fund

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$24,329,027	$-	$-	$24,329,027
Short-Term Investments	883,206	-	-	883,206
Total Investments in Securities	$25,212,233	$-	$-	$25,212,233

Refer to each Fund’s Schedule of Investments for a detailed break-out of securities. Transfers between levels are recognized at September 30, 2014, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the period ended September 30, 2014.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows*:

Capital Advisors Growth Fund

Cost of investments	$29,106,192

Gross unrealized appreciation	$8,503,531
Gross unrealized depreciation	(277,777)
Net unrealized appreciation	$8,225,754

C Tactical Dynamic Fund

Cost of investments	$23,827,652

Gross unrealized appreciation	$1,546,825
Gross unrealized depreciation	(162,244)
Net unrealized appreciation	$1,384,581

* Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
           Douglas G. Hess, President

Date 11/18/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, President

Date 11/18/2014

By (Signature and Title)*  /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date 11/18/2014

* Print the name and title of each signing officer under his or her signature.